FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    09/30/07



























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 99.62%

Capital Goods ? 27.37%
   Caterpillar                             7541      $  591,441
   Dow Chemical                            9086         391,243
   Eastman Chemical                        2649         176,768
   Freeport-McMoRan 			   9000         944,010
   Louisiana-Pacific		          20795 	  352,891
   Olin 				27045         605,267
   Paccar                                  2452         209,033
   PPG Industries                          1539         116,271
                                                        -------
                                                      3,386,924
Consumer Discretionary ? 5.40%
   Masco                                  10978         254,360
   Polaris                                 2855         124,535
   SuperValu				2700		  105,327
   Whirlpool                               2065         183,992
                                                        -------
                                                        668,214
Consumer Staples ? 20.22%
   Altria				7585         527,385
   Belo					11700         203,112
   Deluxe Corp                             6724         247,712
   Kraft Foods Inc.			 11,172		  385,546
   Universal Corp                          8956         438,396
   UST Inc                                14120         700,352
                                                        -------
                                                      2,502,503
Energy ? 11.07%
   Chevron                                 2531         236,851
   Conoco Phillips                         7703         676,092
   PetroChina                              2466         456,481
                                                       --------
                                                      1,369,424
Financial ? 13.32%
   Bank of America                        13790         693,223
   First Horizon                           7472         199,204
   Huntington Bancshares                  12000         203,760
   J.P.Morgan                              1920		   87,974
   Washington Mutual                     13,153         464,432
                                                        -------
                                              		1,648,594



- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
SEPTEMBER 30, 2007

DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      ------------

Healthcare/Pharmaceutical ? 6.16%
   Merck                                   3592     $   185,670
   Pfizer                                23,606         576,695
							 -------
                                                        762,365
Technology/Telecom ? 5.61%
   Telecom Corp of New Zealand            26240         445,030
   Verizon                                 5641         249,783
                                                        -------
                                                        694,814
Utilities ? 10.47%
   DTE Energy                              2499         121,052
   Hawaiian Electric                      32700 	  709,917
   SCANA Corp			            12000         464,880
                                                        -------
                                                      1,295,849


  -------

Total Common Stocks  (cost $10,944,173)		   $ 12,328,687


SHORT-TERM INVESTMENTS ? 0.38%
   Cash Less Debits                  $46,921             46,921
                                                       --------

   Total short-term investments   (cost $46,921)         46,921
                                                       --------

Total investment securities-100.00%(cost$10,991,0944)12,375,608

                                                       --------

Net assets - 100.00%                                $12,375,608
                                                   ============












THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended September 30, 2007 were $5,330,140 and $1,170,853 respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $1,384,514, of which $1,905,469 related to unrealized appreciation of securities and ($520,955) related to unrealized depreciation of securities. The cost of investments at March 30, 2007 for Federal Income tax purposes was $10,944,173, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.



















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    President

Date:  10/18/2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                        -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  10/18/2007